Acquisitions	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Acquisitions
Acquisitions
Federated Media Publishing, Inc.
On February 3, 2014, LIN Digital Media LLC, a wholly owned subsidiary of LIN Television, acquired 100% of the capital stock of Federated Media Publishing, Inc. ("Federated Media"), which we subsequently converted into a Delaware limited liability company. Federated Media is a digital content and conversational marketing company that leverages the relationships and content from its publishing network to deliver contextually relevant advertising and conversational and engagement tools that reach agencies’ and brands’ targeted audiences across digital and social media platforms. The purchase price totaled $22.4 million plus an adjustment for working capital delivered at closing and was funded from cash on hand and amounts drawn on our revolving credit facility.

We are in the process of making preliminary estimates of the fair value of the assets acquired and liabilities assumed of Federated Media, utilizing information available at the time of this report and these estimates are subject to refinement until all pertinent information has been obtained. We expect to complete the process of finalizing the purchase accounting and final estimates of fair value of assets and liabilities during the twelve months following the acquisition.
Dedicated Media, Inc.
On April 9, 2013, LIN Television acquired a 60% interest (calculated on a fully diluted basis) in Dedicated Media, a multi-channel advertisement buying and optimization company. Dedicated Media employs new technologies to create, plan and execute digital marketing campaigns on behalf of its clients. The purchase price totaled $5.8 million, which was funded from cash on hand at the time of the acquisition.
Under the terms of our agreement with Dedicated Media, we agreed to purchase the remaining outstanding shares of Dedicated Media by no later than February 15, 2015 if Dedicated Media achieves both (i) a target earnings before interest, taxes, depreciation and amortization (“EBITDA”) and (ii) a target gross profit in 2014, as outlined in the purchase agreement. The purchase price of these shares is based on multiples of Dedicated Media’s 2014 EBITDA and gross profit. Our maximum potential obligation under the purchase agreement is $26 million. If Dedicated Media does not meet the target EBITDA or target gross profit in 2014, we have the option to purchase the remaining outstanding shares using the same purchase price multiple.
The following table summarizes the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed by us in the acquisition (in thousands):

Current assets	$7,315
Equipment	99
Definite-lived intangible assets	4,620
Goodwill	1,854
Current liabilities	(4,302)
Noncontrolling interest	(3,834)
Total	$5,752

The amount allocated to definite-lived intangible assets represents the estimated fair values of customer relationships of $3.9 million, completed technology of $0.5 million, and trademarks of $0.2 million. These intangible assets will be amortized over the estimated remaining useful lives of approximately 8 years for customer relationships, 4 years for completed technology and 2 years for trademarks.
HYFN, Inc.
On April 4, 2013, LIN Television acquired a 50.1% interest (calculated on a fully diluted basis) in HYFN, a full service digital advertising agency specializing in the planning, development, deployment and support for websites, mobile sites, interactive banners, games and various applications for multiple devices. The purchase price totaled $7.2 million, $6.9 million of which was funded from cash on hand and $0.3 million was accrued at the time of the acquisition and was subsequently paid in accordance with the provisions of the purchase agreement during the first quarter of 2014.
Under the terms of our agreement with HYFN, we agreed to purchase the remaining outstanding shares of HYFN by no later than February 15, 2016 if HYFN achieves both (i) a target EBITDA and (ii) target net revenues in 2015, as outlined in the transaction agreements. The purchase price of these shares is based on multiples of HYFN’s 2015 net revenue and EBITDA. Our maximum potential obligation under the terms of our agreement is approximately $62.4 million. If HYFN does not meet the target EBITDA or target net revenues in 2015, we have the option to purchase the remaining outstanding shares using the same purchase price multiple.
The following table summarizes the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed by us in the acquisition (in thousands):

Current assets	$3,759
Non-current assets	13
Equipment	179
Definite-lived intangible assets	3,580
Goodwill	9,160
Current liabilities	(920)
Non-current liabilities	(1,361)
Noncontrolling interest	(7,191)
Total	$7,219

The amount allocated to definite-lived intangible assets represents the estimated fair values of customer relationships of $2.4 million, completed technology of $1.1 million, and trademarks of $0.1 million. These intangible assets will be amortized over the estimated remaining useful lives of approximately 8 years for customer relationships, 3 years for completed technology and 3 years for trademarks.
Goodwill of $1.9 million and $9.2 million is the excess of the aggregate purchase price over the fair value of the identifiable net assets acquired, and primarily represents the benefits of the incremental revenue we expect to generate from the acquisitions of Dedicated Media and HYFN, respectively. None of the goodwill recognized in connection with the acquisitions of Dedicated Media and HYFN is deductible for tax purposes.
Our obligations to purchase the noncontrolling interest holders’ shares of both Dedicated Media and HYFN are outside of our control, because they are based on the achievement of certain financial targets described above. Therefore, the noncontrolling interest related to Dedicated Media and HYFN as of December 31, 2013 has been reported as redeemable noncontrolling interest and classified as temporary equity on our consolidated balance sheets. As of the acquisition dates, the fair values of the noncontrolling interests were $3.8 million and $7.2 million for Dedicated Media and HYFN, respectively, and were measured based on the purchase prices for our 60% and 50.1% ownership interest in Dedicated Media and HYFN, respectively, and the net assets acquired as of the acquisition dates. As of December 31, 2013, we believe that achievement of the financial targets is not yet probable and therefore, have not reflected these obligations in our consolidated financial statements.
If we do not purchase the remaining outstanding shares of Dedicated Media or HYFN by the dates set forth in the respective purchase agreements, the noncontrolling interest holders have the right to purchase our interest. The purchase price of these shares is based on the same purchase price multiple described above and is exercisable only if the applicable financial targets are not met and we do not elect to purchase the remaining interest. The fair value of our elective purchase options, and the fair value of the options held by the noncontrolling interest holders is zero and no amounts related to these options are included in our consolidated financial statements as of December 31, 2013.
Net revenues and operating loss of HYFN and Dedicated Media included in our consolidated statements of operations for the year ended December 31, 2013 were $24.2 million and $(2.8) million, respectively.
New Vision Acquisition
On October 12, 2012, LIN Television completed its acquisition of television stations in eight markets that were previously owned by affiliates of New Vision Television, LLC ("New Vision") for $334.9 million, subject to certain post-closing adjustments, and including the assumption of $14.3 million of finance lease obligations. Concurrent with the acquisition, Vaughan, a third-party licensee, completed its acquisition of separately owned television stations (the "Vaughan Acquired Stations") in three markets for $4.6 million from PBC Broadcasting, LLC ("PBC").
LIN Television also agreed to provide certain services to the Vaughan Acquired Stations pursuant to SSAs with Vaughan. Under the SSAs with Vaughan, we provide sales, administrative and technical services, supporting the business and operation of the Vaughan Acquired Stations in exchange for commissions and fees that provide us the benefit of certain returns from the business of the Vaughan Acquired Stations.
The following table summarizes the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed by both us and Vaughan in the acquisition (in thousands):

Program rights assets	$2,040
Property and equipment	100,124
Broadcast licenses	133,120
Definite-lived intangible assets	55,837
Goodwill	65,024
Current liabilities	(417)
Non-current liabilities	(2,239)
Long-term debt assumed	(13,989)
Total	$339,500
The amount allocated to definite-lived intangible assets represents the estimated fair values of network affiliations of $30.8 million, favorable leases of $8.6 million, advertiser relationships of $6.1 million, retransmission consent agreements of $7 million, and other intangible assets of $3.3 million. These intangible assets will be amortized over the estimated remaining useful lives of approximately 2 years for network affiliations, 32 years for favorable leases, 10 years for advertiser relationships, 5 years for retransmission consent agreements, and a weighted average life of 6 years for other intangible assets.
The results of operations for the year ended December 31, 2012 include the results of the New Vision stations since October 12, 2012. Net revenues and operating income of the television stations acquired during 2012 included in our consolidated statements of operations for the year ended December 31, 2012 were $40 million and $11.2 million, respectively.
Pro Forma Information
The following table sets forth unaudited pro forma results of operations, assuming that the acquisition of the television stations from New Vision, along with transactions necessary to finance the acquisition, occurred on January 1, 2011 (in thousands):

	2012	2011
Net revenue	$658,163	$514,340
Net (loss) income	$(11,720)	$23,950
Basic (loss) income per common share attributable to LIN LLC	$(0.22)	$0.43
Diluted (loss) income per common share attributable to LIN LLC	$(0.22)	$0.42

This pro forma financial information is based on historical results of operations, adjusted for the allocation of the purchase price and other acquisition accounting adjustments, and is not necessarily indicative of what our results would have been had we operated the businesses since January 1, 2011. The pro forma adjustments reflect depreciation expense, amortization of intangibles and amortization of program contract costs related to the fair value adjustments of the assets acquired, additional interest expense related to the financing of the transactions, exclusion of nonrecurring financing and transaction related costs and the related tax effects of the adjustments.
In connection with the acquisition of television stations from New Vision, we and New Vision incurred a combined total of $7.3 million of transaction related costs primarily related to legal and other professional services. These costs were not included in the 2012 pro forma amounts. The 2011 pro forma net income was adjusted to include these costs, as they are directly attributable to the acquisition.
ACME Television Acquisition
On December 10, 2012, LIN Television acquired certain assets of the ACME Television, LLC ("ACME") television stations KWBQ-TV, KRWB-TV and KASY-TV (collectively the "Acquired Stations"), each of which serves the Albuquerque-Santa Fe, NM market. KASY-TV Licensee, LLC ("KASY"), an unrelated third party, acquired the remaining assets of the Acquired Stations, including the FCC license. The aggregate purchase price for the Acquired Stations was $19 million, of which we paid approximately $17.3 million and KASY paid approximately $1.7 million.
LIN Television also agreed to provide certain services to the Acquired Stations pursuant to shared services arrangements with KASY. Under the shared services arrangements with KASY, we provide sales, administrative and technical services, supporting the business and operation of the Acquired Stations in exchange for commissions and fees that provide us the benefit of certain returns from the business of the Acquired Stations.
The following table summarizes the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed by both us and KASY in the acquisitions (in thousands):

Current assets	$1,656
Non-current assets	1,968
Other intangible assets	12,898
Goodwill	5,331
Non-current liabilities	(2,858)
Total	$18,995

Goodwill of $65 million and $5.3 million is the excess of the aggregate purchase price over the fair value of the identifiable net assets acquired, and primarily represents the benefits of synergies and economies of scale we expect to realize from the acquisitions of the television stations from New Vision and ACME, respectively.  All of the goodwill recognized in connection with the acquisitions of New Vision and ACME is deductible for tax purposes.
During the year ended December 31, 2013, certain measurement period adjustments were made to the initial allocation performed in the fourth quarter of 2012 for the New Vision and ACME acquisitions, which were not material to the consolidated financial statements.
Nami Media, Inc.
On November 22, 2011, LIN Television acquired a 57.6% interest (a 50.1% interest calculated on a fully diluted basis) in Nami Media Inc. ("Nami Media"), a digital advertising management and technology company. During 2013, Nami Media did not achieve the minimum threshold of earnings before interest, taxes, depreciation and amortization ("EBITDA") required to obligate LIN LLC to acquire the remaining outstanding shares. As of the date of this report, we have not exercised our option to acquire the remaining outstanding shares.

LIN Television
Entity Information [Line Items]
Acquisitions
Acquisitions
Federated Media Publishing, Inc.
On February 3, 2014, LIN Digital Media LLC, a wholly owned subsidiary of LIN Television, acquired 100% of the capital stock of Federated Media Publishing, Inc. ("Federated Media"). Federated Media is a digital content and conversational marketing company that leverages the relationships and content from its publishing network to deliver contextually relevant advertising and conversational and engagement tools that reach agencies’ and brands’ targeted audiences across digital and social media platforms. The purchase price totaled $22.4 million plus an adjustment for working capital delivered at closing and was funded from cash on hand and amounts drawn on our revolving credit facility.

We are in the process of making preliminary estimates of the fair value of the assets acquired and liabilities assumed of Federated Media, utilizing information available at the time of this report and these estimates are subject to refinement until all pertinent information has been obtained. We expect to complete the process of finalizing the purchase accounting and final estimates of fair value of assets and liabilities during the twelve months following the acquisition.
Dedicated Media, Inc.
On April 9, 2013, we acquired a 60% interest (calculated on a fully diluted basis) in Dedicated Media, a multi-channel advertisement buying and optimization company. Dedicated Media employs new technologies to create, plan and execute digital marketing campaigns on behalf of its clients. The purchase price totaled $5.8 million, which was funded from cash on hand at the time of the acquisition.
Under the terms of our agreement with Dedicated Media, we agreed to purchase the remaining outstanding shares of Dedicated Media by no later than February 15, 2015 if Dedicated Media achieves both (i) a target earnings before interest, taxes, depreciation and amortization (“EBITDA”) and (ii) a target gross profit in 2014, as outlined in the purchase agreement. The purchase price of these shares is based on multiples of Dedicated Media’s 2014 EBITDA and gross profit. Our maximum potential obligation under the purchase agreement is $26 million. If Dedicated Media does not meet the target EBITDA or target gross profit in 2014, we have the option to purchase the remaining outstanding shares using the same purchase price multiple.
The following table summarizes the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed by us in the acquisition (in thousands):

Current assets	$7,315
Equipment	99
Definite-lived intangible assets	4,620
Goodwill	1,854
Current liabilities	(4,302)
Noncontrolling interest	(3,834)
Total	$5,752

The amount allocated to definite-lived intangible assets represents the estimated fair values of customer relationships of $3.9 million, completed technology of $0.5 million, and trademarks of $0.2 million. These intangible assets will be amortized over the estimated remaining useful lives of approximately 8 years for customer relationships, 4 years for completed technology and 2 years for trademarks.
HYFN, Inc.
On April 4, 2013, we acquired a 50.1% interest (calculated on a fully diluted basis) in HYFN, a full service digital advertising agency specializing in the planning, development, deployment and support for websites, mobile sites, interactive banners, games and various applications for multiple devices. The purchase price totaled $7.2 million, $6.9 million of which was funded from cash on hand and $0.3 million was accrued at the time of the acquisition and was subsequently paid in accordance with the provisions of the purchase agreement during the first quarter of 2014.
Under the terms of our agreement with HYFN, we agreed to purchase the remaining outstanding shares of HYFN by no later than February 15, 2016 if HYFN achieves both (i) a target EBITDA and (ii) target net revenues in 2015, as outlined in the transaction agreements. The purchase price of these shares is based on multiples of HYFN’s 2015 net revenue and EBITDA. Our maximum potential obligation under the terms of our agreement is approximately $62.4 million. If HYFN does not meet the target EBITDA or target net revenues in 2015, we have the option to purchase the remaining outstanding shares using the same purchase price multiple.
The following table summarizes the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed by us in the acquisition (in thousands):

Current assets	$3,759
Non-current assets	13
Equipment	179
Definite-lived intangible assets	3,580
Goodwill	9,160
Current liabilities	(920)
Non-current liabilities	(1,361)
Noncontrolling interest	(7,191)
Total	$7,219

The amount allocated to definite-lived intangible assets represents the estimated fair values of customer relationships of $2.4 million, completed technology of $1.1 million, and trademarks of $0.1 million. These intangible assets will be amortized over the estimated remaining useful lives of approximately 8 years for customer relationships, 3 years for completed technology and 3 years for trademarks.
Goodwill of $1.9 million and $9.2 million is the excess of the aggregate purchase price over the fair value of the identifiable net assets acquired, and primarily represents the benefits of the incremental revenue we expect to generate from the acquisitions of Dedicated Media and HYFN, respectively. None of the goodwill recognized in connection with the acquisitions of Dedicated Media and HYFN is deductible for tax purposes.
Our obligations to purchase the noncontrolling interest holders’ shares of both Dedicated Media and HYFN are outside of our control, because they are based on the achievement of certain financial targets described above. Therefore, the noncontrolling interest related to Dedicated Media and HYFN as of December 31, 2013 has been reported as redeemable noncontrolling interest and classified as temporary equity on our consolidated balance sheets. As of the acquisition dates, the fair values of the noncontrolling interests were $3.8 million and $7.2 million for Dedicated Media and HYFN, respectively, and were measured based on the purchase prices for our 60% and 50.1% ownership interest in Dedicated Media and HYFN, respectively, and the net assets acquired as of the acquisition dates. As of December 31, 2013, we believe that achievement of the financial targets is not yet probable and therefore, have not reflected these obligations in our consolidated financial statements.
If we do not purchase the remaining outstanding shares of Dedicated Media or HYFN by the dates set forth in the respective purchase agreements, the noncontrolling interest holders have the right to purchase our interest. The purchase price of these shares is based on the same purchase price multiple described above and is exercisable only if the applicable financial targets are not met and we do not elect to purchase the remaining interest. The fair value of our elective purchase options, and the fair value of the options held by the noncontrolling interest holders is zero and no amounts related to these options are included in our consolidated financial statements as of December 31, 2013.
Net revenues and operating loss of HYFN and Dedicated Media included in our consolidated statements of operations for the year ended December 31, 2013 were $24.2 million and $(2.8) million, respectively.
New Vision Acquisition
On October 12, 2012, we completed our acquisition of television stations in eight markets that were previously owned by affiliates of New Vision Television, LLC ("New Vision") for $334.9 million, subject to certain post-closing adjustments, and including the assumption of $14.3 million of finance lease obligations. Concurrent with the acquisition, Vaughan, a third-party licensee, completed its acquisition of separately owned television stations (the "Vaughan Acquired Stations") in three markets for $4.6 million from PBC Broadcasting, LLC ("PBC").
We also agreed to provide certain services to the Vaughan Acquired Stations pursuant to SSAs with Vaughan. Under the SSAs with Vaughan, we provide sales, administrative and technical services, supporting the business and operation of the Vaughan Acquired Stations in exchange for commissions and fees that provide us the benefit of certain returns from the business of the Vaughan Acquired Stations.
The following table summarizes the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed by both us and Vaughan in the acquisition (in thousands):

Program rights assets	$2,040
Property and equipment	100,124
Broadcast licenses	133,120
Definite-lived intangible assets	55,837
Goodwill	65,024
Current liabilities	(417)
Non-current liabilities	(2,239)
Long-term debt assumed	(13,989)
Total	$339,500

The amount allocated to definite-lived intangible assets represents the estimated fair values of network affiliations of $30.8 million, favorable leases of $8.6 million, advertiser relationships of $6.1 million, retransmission consent agreements of $7 million, and other intangible assets of $3.3 million. These intangible assets will be amortized over the estimated remaining useful lives of approximately 2 years for network affiliations, 32 years for favorable leases, 10 years for advertiser relationships, 5 years for retransmission consent agreements, and a weighted average life of 6 years for other intangible assets.
The results of operations for the year ended December 31, 2012 include the results of the New Vision stations since October 12, 2012. Net revenues and operating income of the television stations acquired during 2012 included in our consolidated statements of operations for the year ended December 31, 2012 were $40 million and $11.2 million, respectively.
Pro Forma Information
The following table sets forth unaudited pro forma results of operations, assuming that the acquisition of the television stations from New Vision, along with transactions necessary to finance the acquisition, occurred on January 1, 2011 (in thousands):

	2012	2011
Net revenue	$658,163	$514,340
Net (loss) income	$(11,720)	$23,950
Basic (loss) income per common share attributable to LIN LLC	$(0.22)	$0.43
Diluted (loss) income per common share attributable to LIN LLC	$(0.22)	$0.42

This pro forma financial information is based on historical results of operations, adjusted for the allocation of the purchase price and other acquisition accounting adjustments, and is not necessarily indicative of what our results would have been had we operated the businesses since January 1, 2011. The pro forma adjustments reflect depreciation expense, amortization of intangibles and amortization of program contract costs related to the fair value adjustments of the assets acquired, additional interest expense related to the financing of the transactions, exclusion of nonrecurring financing and transaction related costs and the related tax effects of the adjustments.
In connection with the acquisition of television stations from New Vision, we and New Vision incurred a combined total of $7.3 million of transaction related costs primarily related to legal and other professional services. These costs were not included in the 2012 pro forma amounts. The 2011 pro forma net income was adjusted to include these costs, as they are directly attributable to the acquisition.
ACME Television Acquisition
On December 10, 2012, we acquired certain assets of the ACME Television, LLC ("ACME") television stations KWBQ-TV, KRWB-TV and KASY-TV (collectively the "Acquired Stations"), each of which serves the Albuquerque-Santa Fe, NM market. KASY-TV Licensee, LLC ("KASY"), an unrelated third party, acquired the remaining assets of the Acquired Stations, including the FCC license. The aggregate purchase price for the Acquired Stations was $19 million, of which we paid approximately $17.3 million and KASY paid approximately $1.7 million.
We also agreed to provide certain services to the Acquired Stations pursuant to shared services arrangements with KASY. Under the shared services arrangements with KASY, we provide sales, administrative and technical services, supporting the business and operation of the Acquired Stations in exchange for commissions and fees that provide us the benefit of certain returns from the business of the Acquired Stations.
The following table summarizes the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed by both us and KASY in the acquisitions (in thousands):

Current assets	$1,656
Non-current assets	1,968
Other intangible assets	12,898
Goodwill	5,331
Non-current liabilities	(2,858)
Total	$18,995

Goodwill of $65 million and $5.3 million is the excess of the aggregate purchase price over the fair value of the identifiable net assets acquired, and primarily represents the benefits of synergies and economies of scale we expect to realize from the acquisitions of the television stations from New Vision and ACME, respectively. All of the goodwill recognized in connection with the acquisitions of New Vision and ACME is deductible for tax purposes.
During the year ended December 31, 2013, certain measurement period adjustments were made to the initial allocation performed in the fourth quarter of 2012 for the New Vision and ACME acquisitions, which were not material to the consolidated financial statements.
Nami Media, Inc.
On November 22, 2011, we acquired a 57.6% interest (a 50.1% interest calculated on a fully diluted basis) in Nami Media Inc. ("Nami Media"), a digital advertising management and technology company. During 2013, Nami Media did not achieve the minimum threshold of earnings before interest, taxes, depreciation and amortization ("EBITDA") required to obligate us to acquire the remaining outstanding shares. As of the date of this report, we have not exercised our option to acquire the remaining outstanding shares.